Equity accounted investments - Summary of Financial Statements of Rand Refinery (Details) - ZAR (R) R in Millions	1 Months Ended					12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
EQUITY-ACCOUNTED INVESTMENTS
Total revenue from contracts with customers						R 138,051	R 172,313		R 126,173
Total comprehensive income						21,349	38,431		28,616
Non-current assets	R 105,867	R 88,163	[1]	R 81,860	[1]	105,867	88,163	[1]	81,860	[1]
Current assets	60,764	64,831	[1]	52,243	[1]	60,764	64,831	[1]	52,243	[1]
Non-current liabilities	(55,408)	(51,108)	[1]	(45,900)	[1]	(55,408)	(51,108)	[1]	(45,900)	[1]
Current liabilities	(20,219)	(20,541)	[1]	(17,487)	[1]	(20,219)	(20,541)	[1]	(17,487)	[1]
Equity-accounted investments	8,471	7,594	[1]	5,621	[1]	8,471	7,594	[1]	5,621	[1]
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Net assets (liabilities)	843	882		1,016		843	882		1,016
Preference shares redeemed						0	0		(114)
Dividends received	(188)	(156)		(112)		(307)	(329)		(112)
Fair value adjustment						(36)	(36)		(36)
Reconciling items						(41)	(41)		(63)
Equity-accounted investments	578	649		691		R 578	649		691		R 397
Proportion of ownership interest in associate						44.40%
Separate | Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Total revenue from contracts with customers						R 1,189	1,276		1,131
Total comprehensive income						532	646		903
Non-current assets	556	524		724		556	524		724
Current assets	1,955	2,022		2,079		1,955	2,022		2,079
Non-current liabilities	(50)	(87)		(56)		(50)	(87)		(56)
Current liabilities	(565)	(475)		(462)		(565)	(475)		(462)
Net assets (liabilities)	R 1,896	R 1,984		R 2,285		R 1,896	R 1,984		R 2,285

[1]	* Restated — see note 1.5